GOODWILL (Details Narrative) - USD ($) $ in Thousands	1 Months Ended
	Jul. 31, 2022	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Goodwill Abstract
Goodwill	$ 538	$ 43,862	$ 43,324	$ 43,324
Consideration paid	28,738
Fair value of identifiable assets acquired	$ 28,200
Discount rate applied to cash flow projections			20.50%	20.00%